FINANCIAL INSTRUMENTS - Classification in FV hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
Classification of derivative financial assets (liabilities):
Derivative financial assets	$ 306,730	$ 35,626
Derivative financial liabilities	(36,114)	(75,146)
Total net derivative financial assets (liabilities)	270,616	(39,520)
Level 2 of fair value hierarchy
Classification of derivative financial assets (liabilities):
Derivative financial assets	47,912	682
Total net derivative financial assets (liabilities)	47,912	682
Level 3 of fair value hierarchy
Classification of derivative financial assets (liabilities):
Derivative financial assets	258,818	34,944
Derivative financial liabilities	(36,114)	(75,146)
Total net derivative financial assets (liabilities)	$ 222,704	$ (40,202)